Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies (Abstract)
Drybulk and Tanker Vessels' Depreciation

(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated)

Drybulk and Tanker Vessels' Depreciation

The Company records the value of its vessels at their cost (which includes acquisition costs directly attributable to the vessel and expenditures made to prepare the vessel for its initial voyage) less accumulated depreciation. Depreciation begins when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Second hand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard and until December 31, 2010, estimated the residual value of its vessels to be $120 per lightweight ton. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations become effective.

Until December 31, 2010, the Company depreciated its vessels on a straight-line basis over their estimated useful lives, after considering their estimated residual values, based on the assumed value of the scrap steel available for recycling after demolition, calculated at $120 per lightweight ton. From January 1, 2011, the assumed value of scrap steel for the purpose of estimating the residual values of vessels is calculated at $250 per lightweight ton. The Company has taken this decision as steel prices and related scrap values have increased substantially over the past ten years and are currently at historically high levels. The impact of the increase in the scrap price used in the estimation of residual values will be a decrease in depreciation expense going forward. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 "Accounting Changes and Error Corrections," is the decrease of net loss for the six-month period ended June 30, 2011 by $2,030 or $0.006 per weighted average number of shares, basic and diluted.

Recent accounting pronouncements	(Expressed in thousands of United States Dollars – except for share and per share data, unless otherwise stated) Recent accounting pronouncements: In May 2011, the FASB issued ASU No. 2011-04, “ Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ” (ASU 2011-04). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The Company does not expect that adoption of this standard will have a material impact on its financial position or results of operations. In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, “ Comprehensive Income (Topic 220) ” (ASU 2011-05). This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. This ASU is required to be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011, which for the Company means January 1, 2012. As this accounting standard only requires enhanced disclosure, the adoption of this standard will not impact the Company’s financial position or results of operations.